Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.          Significant Accounting Policies:
A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on March 31, 2026. There have been no material changes to these policies in the six-month period ended June 30, 2026, except as discussed below:

(a)	Sales type leases - Leases for Lessors

If for a vessel lease, where the Company is regarded as the lessor and the lease is classified as a sales type lease, the carrying amount of the vessel is derecognized and a net investment in the lease is recorded. For a sales type lease, the net investment in the lease is measured at lease commencement date as the sum of the lease receivable and the estimated residual value of the vessel, which is measured at the present value, discounted using the rate implicit in the lease. Any selling profit or loss arising from a sales type lease is recorded at lease commencement. Over the term of the lease, the Company recognizes interest income on the net investment in the lease.

The Company pursuant to the provisions of “ASC 326 Financial Instruments — Credit Losses” assesses at each reporting period the counterparties’ credit worthiness in order to conclude whether an allowance for credit losses is required to be recognized. For sales type leases, any such allowance reduces the recorded net investment and is recognized as a loss charged to finance income in the period in which the estimate is changed. For the six-months period June 30, 2026, no impairment recognition was deemed necessary.

(b)	Finance costs

Financing costs directly attributable to the construction of an asset that necessarily takes a substantial period of time to get an asset ready for its intended use or sale are capitalized as part of the cost of the asset (capitalized interest).

Recent Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements with the objective to address longstanding requests from investors to provide more detailed information about expenses presented on the face of the income statement. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within the fiscal years beginning after December 15, 2027 with early adoption permitted. The amendments are to be applied either prospectively to financial statements issued for the reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements.

Τhere are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed financial statements for the six-month period ended June 30, 2026.